Share Based Compensation - Schedule of Changes in the RSUs (Details)	12 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date [Abstract]
Number of RSUs, Awarded and unvested, Beginning Balance | shares	600
Weighted average grant date fair value, Awarded and unvested, Beginning Balance | $ / shares	$ 507.5
Number of RSUs, Granted | shares	131,219
Weighted average grant date fair value, Granted | $ / shares	$ 1.54
Number of RSUs, Cancelled/forfeited | shares
Weighted average grant date fair value, Cancelled/forfeited | $ / shares
Number of RSUs, Vested | shares	(131,819)
Weighted average grant date fair value, Vested | $ / shares	$ 3.27
Number of RSUs, Awarded and unvested, Ending Balance | shares
Weighted average grant date fair value, Awarded and unvested, Ending Balance | $ / shares
Number of RSUs, Expected to vest | shares
Weighted average grant date fair value, Expected to vest | $ / shares